Other Key Disclosures (Parenthetical) (Detail) (Retained interest in sold receivables held by SPEs, INR) In Millions	Mar. 31, 2011	Mar. 31, 2010
Retained interest in sold receivables held by SPEs
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement, portion held by SPEs	2.4	158.1